Non-Interest Revenue and Expense Detail (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details Of Certain Statements Of Income Lines Details [Abstract]
Foreign currency conversion fee revenue	$ 877,000,000	$ 877,000,000	$ 855,000,000
Delinquency fees	722,000,000	667,000,000	604,000,000
Loyalty Partner-related fees	383,000,000	310,000,000	290,000,000
Service fees	366,000,000	375,000,000	362,000,000
Other	160,000,000	185,000,000	206,000,000
Total Other commissions and fees	$ 2,508,000,000	$ 2,414,000,000	$ 2,317,000,000